Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.4%
iShares Core MSCI EAFE ETF(a)(b)
(Cost $17,067,384) .......................................................... 238,338 $ 15,337,050
Number of
Contracts Notional Amount
Purchased Options – 1.2%
Puts – Exchange-Traded – 1.2%
iShares MSCI EAFE ETF, October Strike Price $63, Expires 10/20/23 ...... 4,819 $ 30,359,700 28,576
iShares MSCI EAFE ETF, November Strike Price $59, Expires 11/17/23 .... 3,075 18,142,500 30,658
iShares MSCI EAFE ETF, December Strike Price $61, Expires 12/15/23 .... 4,000 24,400,000 128,000
187,234
Total Purchased Options (Cost $265,677) .......................................................... 187,234
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $5,823) ............................................................... 5,823 5,823
Total Investments – 100.6%
(Cost $17,338,884) .......................................................................... $ 15,530,107
Liabilities in Excess of Other Assets – (0.6)% ....................................................... (99,871)
Net Assets – 100.0% .......................................................................... $ 15,430,236
Number of
Contracts Notional Amount
Written Options – (0.7)%
Puts – Exchange-Traded – (0.7)%
iShares MSCI EAFE ETF, October Strike Price $59, Expires 10/20/23 ...... (4,819) $ (28,432,100) $ (12,915)
iShares MSCI EAFE ETF, November Strike Price $55, Expires 11/17/23 .... (3,075) (16,912,500) (18,204)
iShares MSCI EAFE ETF, December Strike Price $57, Expires 12/15/23 .... (4,000) (22,800,000) (70,000)
(101,119)
Total Written Options (Premiums Received $129,465) ................................................. $ (101,119)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $10,294,400 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.4%
Purchased Options ............................................................................... 1.2%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.6%
Liabilities in Excess of Other Assets .................................................................. (0.6)%
Net Assets ..................................................................................... 100.0%